Share Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movements on Number of Share Options and Exercise Price

Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2021	57,212,650	$2.09
Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)
Outstanding at December 31, 2021	83,573,631	6.72
Granted	22,755,235	5.01
Exercised	(3,494,254)	(2.43)
Forfeited/Expired	(3,632,769)	(5.35)
Outstanding at December 31, 2022	99,201,843	6.45
Granted	562,977	0.63
Exercised	-	-
Forfeited/Expired	(3,038,923)	5.88
Outstanding at June 30, 2023	96,725,897	6.45
Exercisable at December 31, 2022	71,900,277	6.54
Exercisable at June 30, 2023	76,754,148	$6.88